Equity-settled share-based transactions - Schedule of number and weighted average exercise prices of RSU (Details) - Restricted share units								12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares	Jun. 23, 2023 shares	Feb. 01, 2023 shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares	May 18, 2022 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in dollars per share)								$ 0.01	$ 0.01
Cancelled (in dollars per share)								0	0.01
Exercised (in dollars per share)								0.01	0.01
Outstanding at the end of the year (in dollars per share)	$ 0.01				$ 0.01			0.01	0.01
Exercisable (in dollars per share)	$ 0.01				$ 0.01			$ 0.01	$ 0.01
Outstanding at the beginning of the year (in shares)								1,690,766	14,748,217
Granted (in shares) | shares	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
Cancelled (in shares)								0	(67,112)
Exercised (in shares)								(829,459)	(12,821,445)
Outstanding at the end of the year (in shares)	834,947				1,690,766			834,947	1,690,766
Exercisable (in shares)	283,338				14,571			283,338	14,571
PRE Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in dollars per share)								$ 0.01	$ 0
Granted (in dollars per share)								0.03	0.01
Cancelled (in dollars per share)								0.001	0.01
Exercised (in dollars per share)								0.004	0.01
Outstanding at the end of the year (in dollars per share)	$ 0.06				$ 0.01			0.06	0.01
Exercisable (in dollars per share)	$ 0.001				$ 0.01			$ 0.001	$ 0.01
Outstanding at the beginning of the year (in shares)								2,360,267	0
Granted (in shares)								18,964,231	3,537,409
Cancelled (in shares)								(9,364,807)	(75,031)
Exercised (in shares)								(878,332)	(1,102,111)
Outstanding at the end of the year (in shares)	11,081,359				2,360,267			11,081,359	2,360,267
Exercisable (in shares)	180,194				16,775			180,194	16,775